Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 2,829
2021	2,021
2022	1,311
2023	723
2024 and thereafter	304
Total	$ 7,188	$ 4,065